SEC COVER LETTER
Rachael M. Zufall Senior Director, Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Blvd | 3rd Floor Charlotte, NC 28262 T 704 988 4446 F 704 988 4224 rzufall@tiaa-cref.org

April 24, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	College Retirement Equities Fund
Post-Effective Amendment No. 50 to Registration Statement
on Form N-3 (File Nos. 33-00480 and 811-04415)

Ladies and Gentlemen:

On behalf of College Retirement Equities Fund (“CREF”), we are attaching for filing Post-Effective Amendment No. 50 to the above-captioned registration statement on Form N-3 (“Amendment No. 50”), including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 49 which was filed on February 3, 2015.

Amendment No. 50 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective immediately on April 24, 2015. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 50 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

The main purpose of Post-Effective Amendment No. 50 is to update the Funds’ disclosure, including financial and performance information.

If you have any questions, please call me at (704) 988-4446.

Very truly yours,

/s/ Rachael M. Zufall
Rachael M. Zufall